Acquisitions and divestitures (Tables)	12 Months Ended
Oct. 31, 2020
Banco Dominicano del Progreso Dominican Republic [Member]
Disclosure of Acquisitions and divestitures [Line Items]
Summary of Fair Value of Identifiable Net Assets at Acquisition Date
The fair value of the identifiable assets and liabilities acquired of Banco Dominicano del Progreso, Dominican Republic at the date of acquisition were:

($ millions)
Total net assets acquired (1)	176
Goodwill arising on acquisition	271
Deferred tax liabilities	(3)
Non-controlling interest	(4)
Total purchase consideration transferred	$440

(1)	Includes finite life intangible assets of $26 million relating to core-deposits and customer relationships.